Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Interest and similar income	R$ 267,113,345	R$ 211,733,717	R$ 211,458,474
Interest and similar expenses	(193,843,753)	(144,279,153)	(156,376,055)
Net interest income	73,269,592	67,454,564	55,082,419
Fee and commission income	31,073,646	28,336,487	26,956,763
Net gains/(losses) on financial assets and liabilities measured at fair value through profit or loss	3,165,516	(2,249,836)	10,895,796
Net gains/(losses) on financial assets measured at fair value through other comprehensive income	(99,338)	1,031,353	1,841,022
Net gains/(losses) on foreign currency transactions	3,583	2,704,502	262,501
Insurance services result	11,331,343	8,942,260	5,235,711
- Insurance and pension income	61,111,265	57,340,928	51,252,827
- Insurance and pension expenses	(49,779,922)	(48,398,668)	(46,017,116)
Operating income	14,401,104	10,428,279	18,235,030
Expected credit losses on loans and advances	(28,677,857)	(26,636,777)	(30,176,989)
Expected credit losses on other financial assets	(930,103)	(889,156)	(1,940,035)
Personnel expenses	(24,442,062)	(22,277,310)	(20,814,458)
Other administrative expenses	(16,072,374)	(16,582,966)	(16,286,260)
Depreciation and amortization	(7,063,267)	(6,371,096)	(6,025,244)
Other operating income/(expenses)	(22,696,722)	(18,093,096)	(16,924,556)
Operating expenses	(99,882,385)	(90,850,401)	(92,167,542)
Income before income taxes and share of profit of associates and joint ventures	18,861,957	15,368,929	8,106,670
Share of profit of associates and joint ventures	2,162,627	1,531,585	2,101,681
Income before income taxes	21,024,584	16,900,514	10,208,351
Income tax benefit/(expense)	2,900,052	641,639	4,294,414
Net income	23,924,636	17,542,153	14,502,765
Attributable to shareholders:
Shareholders of the parent	23,672,706	17,252,900	14,251,329
Non-controlling interests	251,930	289,253	251,436
Net income	R$ 23,924,636	R$ 17,542,153	R$ 14,502,765
Ordinary shares [member]
Basic and diluted earnings per share based on the weighted average number of shares outstanding (expressed in R$ per share):
– Earnings per preferred share (non-subordinated)	R$ 2.13	R$ 1.55	R$ 1.27
Preference shares [member]
Basic and diluted earnings per share based on the weighted average number of shares outstanding (expressed in R$ per share):
– Earnings per preferred share (non-subordinated)	R$ 2.35	R$ 1.71	R$ 1.41